Note 2 - Cash, Cash Equivalents and Short Term Investments (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	06-30-2017	12-31-2016
Total cash and cash equivalents	18,554	21,989
Short term investments	-	-
Total cash and cash equivalent and short term investments	18,554	21,989